Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended		22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended
		Sep. 09, 2025	Nov. 12, 2018	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Aug. 31, 2019	Jul. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000201187
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic US Equity Fund, Class I Shares
Accumulated Value			$ 10,000											$ 10,626				$ 11,341	$ 15,446	$ 14,050	$ 15,522	$ 19,600	$ 21,876	$ 25,891
C000201184
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic International Equity Fund, Class I Shares
Accumulated Value			10,000											10,293				10,744	13,728	11,218	12,398	14,552	17,124	21,733
C000201182
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic Global Equity Fund, Class I Shares
Accumulated Value			10,000											10,499				11,126	14,752	12,889	14,190	17,393	19,824	24,151
C000201186
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares
Accumulated Value			10,000											10,520				11,219	14,840	12,869	14,402	17,438	20,005	24,899
C000201188
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares
Accumulated Value			10,000											10,775				11,316	11,301	10,287	10,264	10,961	11,300	11,521
C000201185
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares
Accumulated Value			10,000											10,310				10,466	10,477	10,105	10,232	10,628	10,730	11,028
C000201183
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares
Accumulated Value			10,000											11,058				11,407	11,413	10,082	10,056	10,757	11,062	11,252
C000201181
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic Alternatives Fund, Class I Shares
Accumulated Value			10,000											10,239				9,815	10,899	12,190	12,892	13,919	15,067	17,349
C000263548
Account Value [Line Items]
Line Graph and Table Measure Name																Symmetry Panoramic Sector Momentum ETF
Accumulated Value		$ 10,000		$ 10,323	$ 10,383	$ 10,195	$ 10,300	$ 10,428	$ 10,452	$ 9,960	$ 10,723	$ 11,115	$ 11,115		$ 11,259		$ 11,674
MSCI US Broad Market Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]															MSCI US Broad Market Index (USD) (TR)
Accumulated Value			10,000											10,863				13,192	17,632	15,285	17,571	22,164	25,681	30,922
MSCI ACWI ex-USA IMI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3],[4]															MSCI ACWI ex-USA IMI Index (USD) (NR)
Accumulated Value			10,000											10,391				11,291	14,260	11,413	12,739	15,005	17,353	21,928
MSCI ACWI IMI (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6],[7]															MSCI ACWI IMI (USD) (NR)
Accumulated Value			10,000											10,625				12,266	15,959	13,367	15,149	18,576	21,455	26,251
MSCI ACWI IMI (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9],[10]															MSCI ACWI IMI (USD) (NR)
Accumulated Value			10,000											10,625				12,266	15,959	13,367	15,149	18,576	21,455	26,251
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]															Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			10,000											11,180				11,904	11,894	10,524	10,399	11,158	11,508	11,725
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg US Municipal Bond Index (USD)
Accumulated Value			10,000											11,019				11,376	11,762	10,747	10,930	11,595	11,604	12,082
Bloomberg Global Aggregate Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Global Aggregate Hedged Index
Accumulated Value			10,000											11,138				11,502	11,589	10,431	10,489	11,273	11,667	11,872
MSCI ACWI IMI (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12],[13],[14]															MSCI ACWI IMI (USD) (NR)
Accumulated Value			10,000											10,625				12,266	15,959	13,367	15,149	18,576	21,455	26,251
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]															S&P 500 Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,276	$ 10,517	$ 10,543	$ 10,549	$ 10,702	$ 10,621	$ 10,092	$ 11,151	$ 11,738	$ 11,626		$ 11,618		$ 11,935
S&P Short Term National AMT-Free Muni. Bond (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]															S&P Short Term National AMT-Free Muni. Bond (USD) (TR)
Accumulated Value			$ 10,000											$ 10,388				$ 10,633	$ 10,730	$ 10,428	$ 10,595	$ 11,040	$ 11,410	$ 11,629

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	ACWI – All Country World Index
[3]	IMI - Investable Market Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	IMI - Investable Market Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	IMI - Investable Market Index
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	ACWI – All Country World Index
[13]	IMI - Investable Market Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.